Note 12 - Commitments and Contingencies (Details Textual)	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Deferred Rent Credit	$ 65,000	$ 33,000
Operating Leases, Rent Expense	3,794,000	3,947,000
Operating Leases, Income Statement, Sublease Revenue	$ 142,000	$ 139,000
Number of Letters of Credit	3	2
Pending and Threatened Litigation [Member] | Accounts Payable and Accrued Expenses [Member]
Estimated Litigation Liability	$ 832,000	$ 817,000
Pending and Threatend Litigation [Member] | Professional Fees Income Statement Location [Member]
Legal Fees	2,472,000	2,057,000
Letter of Credit [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 354,000	$ 218,000